Allowance for Credit Losses	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Allowance for Credit Loss [Abstract]
Allowance for Credit Losses

Note 5. Allowance for Credit Losses

The change in the allowance for expected credit losses on accounts receivable is summarized as follows (in thousands):

	2024	2023
Balance at December 31 of prior year	$454	$118
Provision for expected credit losses	744	605
Write-offs and recoveries collected	(437)	(294)
Balance at September 30	$762	$429

Note 5. Allowance for Credit Losses

The change in the allowance for credit losses on accounts receivable is summarized as follows (in thousands):

	2023	2022	2021
Balance at December 31 of prior year	$118	$419	$370
Provision for expected credit losses	729	752	213
Write-offs and recoveries collected	(393)	(1,053)	(164)
Balance at December 31	$454	$118	$419